CONSOLIDATED STATEMENTS OF PROFIT OR LOSS AND OTHER COMPREHENSIVE INCOME - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
REVENUE
License revenue	$ 50,000	$ 65,402	$ 75,000
Collaboration revenue	66,677	0	0
Other revenue	328	3,424	0
Total revenue	117,005	68,826	75,000
Collaboration cost of revenue	(65,363)	0	0
Other income and gains	12,049	3,059	6,119
Research and development expenses	(335,648)	(313,346)	(232,160)
Administrative expenses	(80,631)	(46,961)	(23,134)
Selling and distribution expenses	(93,417)	(102,542)	(49,571)
Other expenses	(9,823)	(9,132)	(346)
Fair value gain/(loss) of warrant liability	20,900	(6,200)	0
Fair value loss of convertible redeemable preferred shares	0	0	(79,984)
Finance costs	(10,796)	(900)	(4,209)
LOSS BEFORE TAX	(445,724)	(407,196)	(308,285)
Income tax (expense)/credit	(625)	3,614	41,912
LOSS FOR THE YEAR	(446,349)	(403,582)	(266,373)
Attributable to:
Ordinary equity holders of the parent	$ (446,349)	$ (403,582)	$ (266,373)
LOSS PER SHARE ATTRIBUTABLE TO ORDINARY EQUITY HOLDERS OF THE PARENT
Basic (in dollars per share)	$ (1.40)	$ (1.43)	$ (1.13)
Diluted (in dollars per share)	$ (1.40)	$ (1.43)	$ (1.13)
OTHER COMPREHENSIVE INCOME
Exchange differences on translation of foreign operations	$ 9,807	$ 5,215	$ 4,078
Net other comprehensive income that may be reclassified to profit or loss in subsequent periods	9,807	5,215	4,078
OTHER COMPREHENSIVE INCOME FOR THE YEAR, NET OF TAX	9,807	5,215	4,078
TOTAL COMPREHENSIVE LOSS FOR THE YEAR	(436,542)	(398,367)	(262,295)
Attributable to:
Ordinary equity holders of the parent	$ (436,542)	$ (398,367)	$ (262,295)